Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Revenue Disaggregation
Revenue	¥ 27,636,942	$ 3,885,140	¥ 16,389,327
Vehicle sales
Revenue Disaggregation
Revenue	26,838,104	3,772,841	15,752,753
Other sales and services
Revenue Disaggregation
Revenue	¥ 798,838	$ 112,299	¥ 636,574